Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share

The following table reflects the calculation of basic and diluted net income (loss) per common share:

	Year Ended	Period from June 14, 2022 (inception) through
	December 31,
	2023	2022
Class A common stock subject to possible redemption
Numerator:
Net income attributable to Class A common stock subject to possible redemption	$391,391	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	2,712,329	—
Basic and diluted net income (loss) per share, redeemable common stock	$0.14	$—

Non-redeemable common stock
Numerator:
Net income (loss)	$756,057	$(3,451)
Less: Net income (loss) attributable to Class A common stock subject to possible redemption	$(391,391)	$—
Net income (loss) attributable to non-redeemable common stock	$364,666	$(3,451)
Denominator: Weighted average non-redeemable common stock
Basic and diluted weighted average shares outstanding, non-redeemable common stock	2,527,123	1,716,418
Basic and diluted net income (loss) per share, non-redeemable common stock	$0.14	$(0.00)